                   U.S. SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


           READ INSTRUCTIONS AS AND OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.


 ______________________________________________________________________________
 1. Name and address of issuer:

    Quest for Value Accumulation Trust
    One World Financial Center
    200 Liberty Street
    New York, NY  10281

 ______________________________________________________________________________
 2. Name of each series or class of funds for which this notice is filed:

    Bond Portfolio                       Equity Portfolio
    Global Equity Portfolio              Managed Portfolio
    Money Market Portfolio               Small Cap Portfolio
    U.S. Government Portfolio

 ______________________________________________________________________________
 3. Investment Company Act File Number:  811-8512

    Securities Act File Number: 33-78944
 ______________________________________________________________________________
 4. Last day of fiscal year for which this notice is filed:

    December 31, 1995
 ______________________________________________________________________________
 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                         / /
 ______________________________________________________________________________
 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):


 ______________________________________________________________________________
 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

    N/A

 ______________________________________________________________________________
 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

    N/A

 ______________________________________________________________________________
 9. Number and aggregate sale price of securities sold during the fiscal year:

    744,605                 $7,847,004

  _____________________________________________________________________________

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 ______________________________________________________________________________
 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2.

     744,605                 $7,847,004

 ______________________________________________________________________________

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

     25,378                  $  145,011
 ______________________________________________________________________________

 12. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during     $ 7,847,004
         the fiscal year in reliance on rule 24f-2          ___________________
         (from Item 10):
    (ii) Aggregate price of shares issued in connection     +   145,011
         with dividend reinvestment plans (from Item 11,    ___________________
         if applicable):
   (iii) Aggregate price of shares redeemed or repurchased  -   454,322
         during the fiscal year (if applicable):            ___________________
    (iv) Aggregate price of shares redeemed or repurchased  +   None
         and previously applied as a reduction to filing    ___________________
         fees pursuant to rule 24e-2 (if applicable):
     (v) Net aggregate price of securities sold and issued     7,537,693
         during the fiscal year in reliance on rule 24f-2   ___________________
         line (i), plus line (ii), less line (iii), plus
         line (iv) (if applicable):
    (vi) Multiplier prescribed by Section 8(b) of the       x 1/29th of 1%
         Securities Act of 1933 or other applicable law or ___________________ regulation (see instruction C.8):
   (vii) Fee due (line (i) or line (v) multiplied by           2,599.20
                                                            ___________________
                                                            ___________________
         line (vi)):

 INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
               THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.
_______________________________________________________________________________
 13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of informal and Other Procedures (17 CFR 202.3a).

                                                                         /X/

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: February 21, 1996

_______________________________________________________________________________
                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)* /s/ Ilana R. Marcus
                            ----------------------------------------------------
                            Ilana R. Marcus, Assistant Secretary
                            ----------------------------------------------------

  Date February 23, 1996
       -----------------

* Please print the name and title of the signing officer below the signature.
_______________________________________________________________________________
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                        [OPPENHEIMER CAPITAL LETTERHEAD]

Thomas E. Duggan
General Counsel
(212) 374-1600

                                                  February 23, 1996



     Quest for Value Accumulation Trust
     One World Financial Center
     New York, New York 10281


     Ladies and Gentlemen:

         In connection with the public offering of shares of Capital Stock, par value $.01 per share, of the Bond, Equity, Global Equity, Managed, Money Market, Small Cap, and U.S. Government Income Portfolios, series of Quest for Value Accumulation Trust (the "Trust"), I have examined such corporate records and documents and have made such further investigation and examination as I deemed necessary for the purpose of this opinion.

         It is my opinion that the shares of Capital Stock, the registration of which is made definite by the accompanying Form 24F-2 Notice of the Trust, were legally issued, fully paid and non-assessable by the Trust.

         I hereby consent to the filing of this opinion with said Form 24F-2.


                                                  Very truly yours,



                                                  Thomas E. Duggan


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